SSgA FUNDS

SUPPLEMENT DATED OCTOBER 17, 2008

TO THE PROSPECTUS

DATED DECEMBER 18, 2007

(AS SUPPLEMENTED THROUGH OCTOBER 9, 2008)

AND STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 18, 2007

SSgA Core Opportunities Fund

SSgA Concentrated Growth Opportunities Fund

SSgA International Growth Opportunities Fund

SSgA Large Cap Value Fund

SSgA Aggressive Equity Fund

The Prospectuses and Statements of Additional Information for the SSgA Core Opportunities Fund, SSgA Concentrated Growth Opportunities Fund, SSgA International Growth Opportunities Fund, SSgA Large Cap Value Fund, and SSgA Aggressive Equity Fund (the “Funds”) are hereby supplemented.  The following information supersedes any information to the contrary regarding the Funds contained in the Funds’ Prospectuses and Statements of Additional Information:

On October 16, 2008, the SSgA Funds’ Board of Trustees approved a plan to liquidate SSgA Core Opportunities Fund, SSgA Concentrated Growth Opportunities Fund, SSgA International Growth Opportunities Fund, SSgA Large Cap Value Fund, and SSgA Aggressive Equity Fund (the “Funds”). It is anticipated that the liquidation will occur on or about December 12, 2008 (the “Liquidation Date”).

In anticipation of the liquidation, each of the Funds will cease the public sale of its shares, including to existing shareholders, as soon as practicable.  Please note that the Funds will no longer pursue their respective investment objectives and strategies as disclosed in the Prospectuses but will instead take reasonable steps to preserve the value of the their assets in preparation for the distribution of liquidation proceeds on the Liquidation Date.

Shareholders of the Funds may redeem their shares, and may exchange their shares of the Funds for shares of another SSgA Fund, until the Liquidation Date.  On the Liquidation Date, any remaining shareholders in the Funds will receive their pro rata share of the net assets of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS

SUPPLEMENT DATED OCTOBER 17, 2008

TO THE CLASS R SHARES PROSPECTUS

DATED DECEMBER 18, 2007

(AS SUPPLEMENTED THROUGH DECEMBER 20, 2007)

SSgA Core Opportunities Fund

SSgA Aggressive Equity Fund

The Class R Shares Prospectus for the SSgA Core Opportunities Fund and SSgA Aggressive Equity Fund (the “Funds”) is hereby supplemented.  The following information supersedes any information to the contrary regarding the Funds contained in the Funds’ Prospectus:

On October 16, 2008, the SSgA Funds’ Board of Trustees approved a plan to liquidate the SSgA Core Opportunities Fund and SSgA Aggressive Equity Fund (the “Funds”). It is anticipated that the liquidation will occur on or about December 12, 2008 (the “Liquidation Date”).

In anticipation of the liquidation, each of the Funds will cease the public sale of its shares, including to existing shareholders, as soon as practicable.  Please note that the Funds will no longer pursue their respective investment objectives and strategies as disclosed in the Prospectuses but will instead take reasonable steps to preserve the value of the their assets in preparation for the distribution of liquidation proceeds on the Liquidation Date.

Shareholders of the Funds may redeem their shares, and may exchange their shares of the Funds for shares of another SSgA Fund, until the Liquidation Date.  On the Liquidation Date, any remaining shareholders in the Funds will receive their pro rata share of the net assets of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE